Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Concord Medical Services Holdings Ltd
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Trading Symbol	CCM
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	130,241,995
Entity Shell Company	false
Entity Emerging Growth Company	false